Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Taxes (Details) [Line Items]
Effective income tax rate reconciliation, tax settlement, percent	25.00%
Unfiled rate	25.00%
Net operating loss	$ 10,500,000	$ 3,500,000
Valuation allowance	2,554,639	$ 890,517
2026 [Member]
Taxes (Details) [Line Items]
Taxable income expenses	3,500,000
2027 [Member]
Taxes (Details) [Line Items]
Taxable income expenses	$ 7,000,000
Shanghai Juhao | PRC [Member]
Taxes (Details) [Line Items]
Effective income tax description	Under Hong Kong’s two-tier tax rates regime, the first 2 million Hong Kong Dollar (“HKD”) of profits will be taxed at 8.25%, and the profits above HKD 2 million will be taxed at 16.5%. Jowell Tech is not subject to income tax for 2022, 2021 and 2020 because it had no activities within the three years.